Tradr 2X Long BE Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$16,692,736
TOTAL NET ASSETS — 100.0%	$16,692,736

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Bloom Energy Corporation	Receive	5.40% (OBFR01* + 175bps)	At Maturity	12/16/2026	$35,898,157	$-	$(4,732,183)
TOTAL EQUITY SWAP CONTRACTS								$(4,732,183)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.